Note 13 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2022	December 31, 2023
Interest rate swap contracts	Current assets - Derivatives	1,396,568	196,627
FFA contract	Current assets - Derivatives	40,830	-
Interest rate swap contracts	Long-term assets – Derivatives	705,970	-
Total derivative assets		2,143,368	196,627
FFA contracts	Current liabilities – Derivatives	-	1,287,720
Interest rate swap contracts	Long-term liabilities – Derivatives	-	17,769
Total derivative liabilities		-	1,305,489

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
Interest rate swap contracts– Unrealized gain / (loss)	(Loss) / gain on derivatives, net	636,705	2,181,855	(1,923,681)
Interest rate swap contracts - Realized (loss) / gain	(Loss) / gain on derivatives, net	(301,905)	(137,915)	1,941,446
FFA contracts – Unrealized gain / (loss)	(Loss) / gain on derivatives, net	134,010	40,830	(1,328,550)
FFA contracts– Realized (loss) / gain	(Loss) / gain on derivatives, net	(4,234,429)	1,104,840	2,529,160
Total (loss) / gain on derivatives, net		(3,765,619)	3,189,610	1,218,375